Goodwill	6 Months Ended
Jun. 30, 2025
Goodwill
Goodwill

Note 6

Goodwill

Goodwill arising from the acquisition of Eneti is allocated to a single cash-generating unit (CGU), being the transport and installation of offshore wind turbine generators and their foundations by specialised installation vessels (WTGFIV) as it is from this CGU that the synergies are expected to arise.

The WTGFIV CGU is comprised of Cadeler’s O-class vessels, Wind Peak, Wind Pace, Wind Maker and Scylla. The recoverable amount of the WTGFIV CGU is determined based on the value of the vessels included in the CGU, which showed no indication of impairment.

For the assessment of the value of the vessels, the Company has considered impairment indicators and revised the assumptions considered most significant in the fair value and value-in-use assessment in the Annual Report 2024. Cadeler has assessed there were no significant changes to the value in use assumptions. The Company has identified neither internal nor external impairment indicators. Therefore, as of 30 June 2025 Management has not performed an impairment test of either the value of the vessels nor of goodwill.